November 29, 2012 Via EDGAR

ATTORNEYS AT LAW

777 East Wisconsin Avenue, Suite 3800

Milwaukee, Wisconsin 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com Email

CLIENT/MATTER NUMBER

034855-0102

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Ziegler Lotsoff Capital Management Investment Trust – File Nos. 333-108394 and 811-21422

Ladies and Gentlemen:

On behalf of Ziegler Lotsoff Capital Management Investment Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 16 to Form N-1A Registration Statement, including exhibits. The Trust is filing Post-Effective Amendment No. 16 pursuant to Rule 485(a)(1) because the Trust is establishing an “Institutional Class” for its series, the Ziegler Lotsoff Capital Management Long/Short Credit Fund (the “Fund”). The current prospectus and statement of additional information for the “Investor Class” shares of the Fund are not changed by the filing of this Post-Effective Amendment No. 16 to the Trust’s Registration Statement.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 16 that such Post-Effective Amendment become effective sixty days after filing pursuant to Rule 485(a)(1). Please note that this Post-Effective Amendment No. 16 does not include audited financial statements of the Trust, and that the Trust will file a post-effective amendment pursuant to Rule 485(b) to, among other things, incorporate by reference the audited financial statements of the Trust, update the information for the Investor Class shares of the Fund, include the consent of the Independent Registered Public Accounting Firm of the Trust, and respond to any comments that the staff may have.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

cc:        Michael R. Thill

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